DERIVATIVE FINANCIAL INSTRUMENTS (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative Financial Instruments
Risk received in credit swaps - Notional	R$ 1,954,290	R$ 2,044,989
- Debt securities issued by companies	783,357	637,962
- Brazilian government bonds	714,560	808,158
- Foreign government bonds	456,373	598,869
Risk transferred in credit swaps - Notional	(1,120,806)	(1,297,469)
- Companies bonds	(154,807)
- Brazilian government bonds	(705,922)	(706,830)
- Foreign government bonds	R$ (260,077)	R$ (590,639)